2. ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
ABILITY TO CONTINUE AS A GOING CONCERN

The accompanying financial statements have been prepared in US dollars and in accordance with accounting principles generally accepted in the United States on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  The Company commenced its oil and gas exploration activities in the last quarter of 2005. The Company has not realized any revenue from its present operations. During the year ended December 31, 2014, the Company incurred a loss of $283,101. In addition, the Company had negative cash flows from operations of $247,614 and is expected to continue to incur further negative operating cash flows in the foreseeable future.  The Company has an accumulated deficit of $18,946,856 at December 31, 2014. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $1,525,000 to fund its operations during the next twelve months which will include minimum annual property lease payments, expected exploration expenditures for permitting and drilling, as well as operating expenses.  Management has plans to seek additional capital through a private placement and public offering of its common stock. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future.  Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.